Revenue - Contract costs (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue
Amount of capitalized costs recognized in the consolidated statements of comprehensive income	¥ 3,125	¥ 2,322